Convertible Debt (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 12, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Convertible Debt (Textual)
Offering units of shares				152,500	123,500
Common stock, par value		$ 0.001		$ 0.001	$ 0.001
Debt discount related to fair value of warrants				$ 4,239,000
Amortization of debt discount			$ 124,946	$ 356,306	$ 989,601
Warrants outstanding converted shares of common stock				131,250	536,250
Convertible Debt [Member]
Convertible Debt (Textual)
Maturity date		Jan. 12, 2021		Jan. 12, 2021
Conversion price				$ 3.00
Description of convertible debt		Principal due and interest accrued on the notes will automatically convert into shares of Common Stock, at the conversion price, if at any time during the term of the notes, commencing twelve (12) months from the date of issuance, the Common Stock trades minimum daily volume of at least 50,000 shares for twenty (20) consecutive days with a volume weighted average price of at least $4.00 per share.		Principal due and interest accrued on the notes will automatically convert into shares of Common Stock, at the conversion price, if at any time during the term of the notes, commencing twelve (12) months from the date of issuance, the Common Stock trades minimum daily volume of at least 50,000 shares for twenty (20) consecutive days with a volume weighted average price of at least $4.00 per share.
Convertible debt and accrued interest		$ 172,500		$ 2,405,269	$ 5,927,677
Net of unamortized debt discount				$ 674,581	$ 2,305,746
Warrants outstanding converted shares of common stock				1,258,608	2,013,294
Percentage of unsecured convertible promissory note		300.00%
Conversion rate per shares				$ 3.00	$ 3.00
Private Placement [Member]
Convertible Debt (Textual)
Offering units of shares	36
Securities unit price	$ 250,000
Principal amount	$ 250,000
Warrant term	3 years
Common stock, par value	$ 0.001
Warrants exercise price	$ 0.01
Description of convertible debt	Each Unit consisted of (i) a .1% unsecured convertible promissory note of the principal amount of $250,000, and (ii) a 3-year warrant entitling the holder to purchase 37,500 shares of the Company’s common stock, par value $.001 per share, at a price of $.01 per share or through cashless exercise.
Warrant holder to purchase shares	37,500